Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible Note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option - Convertible Notes Payable [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible Note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option [Line Items]
Total Convertible Notes payable	$ 31,795,987
Convertible Notes [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible Note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option [Line Items]
Total Convertible Notes payable	17,422,132
Warrants issued against SSCPN [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible Note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option [Line Items]
Total Convertible Notes payable	$ 14,373,856